Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets and Deferred Tax Liabilities
Summary of deferred tax assets and liabilities

Deferred tax assets and liabilities as of December 31, 2020

	Deferred Tax	Deferred Tax
	Assets	Liabilities	Net
Intangible assets	—	(92,523)	(92,523)
Personnel-related items	596	—	596
Tax loss carried forward	12,527	—	12,527
Other items	4	—	4
Total	13,127	(92,523)	(79,396)
Offsetting	(12,527)	12,527	—
Tax assets/liabilities, net	600	(79,996)	(79,396)

Summary of change in deferred tax

Change in deferred tax, 2020

			Increase through
	Cost at Opening Balance	Recognized in Profit or Loss	Business Combinations	Cost at Closing Balance
Intangible assets	—	—	(92,523)	(92,523)
Personnel-related items	—	596	—	596
Tax loss carried forward	—	—	12,527	12,527
Other items	—	4	—	4
Total	—	600	(79,996)	(79,396)